Basis Of Presentation And Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research and Development Expense	$ 130.1	$ 128.8	$ 118.4
Cooperative Advertising	120.9	107.6	112.6
Advertising Expense	158.3	152.9	139.8
Inventory Valuation Reserves	59.3	70.7
Derivative Asset, Fair Value, Gross Asset	38.2	44.9
Percentage of net sales generated by Venezuela, less than	1.00%	1.00%	1.20%
Foreign Currency Derivative Assets at Fair Value	2.4
Minimum Exchange of Bolivar Fuerte [Member]
Foreign currency exchange rate	4.5
Maximum Exchange of Bolivar Fuerte [Member]
Foreign currency exchange rate	5.3
Venezuelan Subsidiary Bolivar Denominated [Member]
Net monetary assets	43.2
Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life, Minimum	20
Property, Plant and Equipment, Useful Life, Maximum	40
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	12
Interest Rate Swaps [Member] | Other Noncurrent Assets [Member]
Derivative Asset, Fair Value, Gross Asset	$ 35.8	$ 42.3
Restricted Stock Units (RSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	one
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	three
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	three
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	five